Intangible Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 15,492	$ 13,846
Amortization expense			$ 1,372
Reacquired Right
Disclosure Of Intangible Assets [Line Items]
Intangible assets	7,106
Licenses and Patents
Disclosure Of Intangible Assets [Line Items]
Impairments	$ 1,567	$ 5,296	$ 142,609